STOCKHOLDERS’ EQUITY	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

The Company’s capitalization at September 30, 2022 and December 31, 2021 was 100,000,000 authorized common shares with a par value of $0.0001 per share, and 20,000,000 authorized preferred shares with a par value of $0.0001 per share.

Common Stock

On February 12, 2021, the Company received a cash investment of $80,000 from an investor to purchase 80,000 shares of its common stock at $1 per share. The Company issued to the investor 80,000 shares of common stock on March 19, 2021.

On March 29, 2021, an investor executed stock subscription agreement to purchase 50,000 shares of the Company’s common stock at $1.00 per share. The Company issued the 50,000 shares of its common stock to the investor as of May 10, 2021.

On April 2, 2021, the Company received a cash investment of $41,000 from an investor to purchase 41,000 shares of the Company’s common stock at $1 per share. The Company has not issued to the investor 41,000 shares of its common stock as of September 30, 2022.

On May 17, 2021, an investor executed stock subscription agreement to purchase 50,000 shares of the Company’s common stock at $1.00 per share. The Company issued the 50,000 shares of its common stock to the investor as of July 21, 2021.

On May 23, 2021, the Company received a cash investment of $48,000 from an investor to purchase 24,000 shares of the Company’s common stock at $1 per share. The Company has not issued to the investor 24,000 shares of its common stock as of December 31, 2021.

As a result of all common stock issuances, the total issued and outstanding shares of common stock were 27,374,598 at September 30, 2022 and December 31, 2021, respectively.

Preferred Stock

No preferred stock was issued and outstanding as of September 30, 2022 and December 31, 2021, respectively.